UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 11/30/2024

Date of reporting period: 05/31/2024

Item 1. Reports to Stockholders.

(a)

Tortoise North American Pipeline Fund
TPYP (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | May 31, 2024
This semi-annual shareholder report contains important information about the Tortoise North American Pipeline Fund for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://etp.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at 1-913-981-1020 or info@tortoiseadvisors.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tortoise North American Pipeline Fund	$21	0.40%
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$558,043,531
Number of Holdings	44
Portfolio Turnover	3%
Visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Industry Breakdown (%)*

Top 10 Issuers	(%)*
The Williams Companies, Inc.	8.1%
ONEOK, Inc.	7.4%
Enbridge, Inc.	7.4%
Kinder Morgan, Inc.	7.1%
Cheniere Energy, Inc.	6.9%
TC Energy Corp.	6.8%
Targa Resources Corp.	4.3%
NiSource Inc.	4.1%
Pembina Pipeline Corporation	4.0%
Energy Transfer LP	3.9%
*	Percentages are listed as a % of net assets.
Tortoise North American Pipeline Fund	PAGE 1	TSR_SAR_56167N720

Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/
The Tortoise North American Pipeline Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at 1-913-981-1020, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Tortoise North American Pipeline Fund	PAGE 2	TSR_SAR_56167N720

Ecofin Global Water ESG Fund
EBLU (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | May 31, 2024
This semi-annual shareholder report contains important information about the Ecofin Global Water ESG Fund for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://etp.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at 1-913-981-1020 or info@tortoiseadvisors.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ecofin Global Water ESG Fund	$22	0.40%
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$54,436,701
Number of Holdings	41
Portfolio Turnover	7%
Visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Industry Breakdown (%)*
Geographic Breakdown (%)*

Top 10 Issuers	(%)*
Xylem, Inc.	8.0%
Ecolab Inc.	7.4%
Ferguson PLC	7.2%
American Water Works Co., Inc.	6.6%
Veralto Corp.	5.6%
Geberit AG	5.3%
Advanced Drainage Systems, Inc.	4.0%
Tetra Tech, Inc.	4.0%
Veolia Environnement SA	4.0%
Pentair PLC	3.9%
*	Percentages are listed as a % of net assets.
Ecofin Global Water ESG Fund	PAGE 1	TSR_SAR_56167N753

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/
The Ecofin Global Water ESG Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at 1-913-981-1020, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Ecofin Global Water ESG Fund	PAGE 2	TSR_SAR_56167N753

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this form.
(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

MANAGED PORTFOLIO SERIES
Tortoise ETFs
Core Financial Statements
May 31, 2024

Tortoise North American Pipeline Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 83.3%
Canada Crude Oil Pipelines - 12.3%
Enbridge, Inc.	1,132,244	$ 41,417,486
Gibson Energy, Inc.	305,280	5,102,372
Pembina Pipeline Corporation	602,212	22,370,588
		68,890,446
Canada Natural Gas/Natural Gas Liquids Pipelines - 11.2%
AltaGas Ltd.	556,899	12,564,397
Keyera Corp.	432,735	11,458,532
TC Energy Corp.	991,138	38,218,281
		62,241,210
United States Crude Oil Pipelines - 0.7%
Plains GP Holdings LP	229,839	4,139,401
United States Local Distribution Companies - 14.5%
Atmos Energy Corporation	183,728	21,297,750
Chesapeake Utilities Corporation	41,989	4,703,188
New Jersey Resources Corporation	185,638	8,067,827
NiSource Inc.	780,697	22,687,055
Northwest Natural Holding Co.	69,452	2,598,894
ONE Gas, Inc.	104,720	6,453,893
Southwest Gas Corporation	113,451	8,802,663
Spire Inc.	103,830	6,363,741
		80,975,011
United States Natural Gas Gathering/Processing - 7.0%
Antero Midstream Corp.	643,185	9,422,660
Archrock, Inc.	259,337	5,248,981
EnLink Midstream LLC	448,615	5,692,925
Equitrans Midstream Corp.	818,174	11,683,525
Hess Midstream LP - Class A	104,391	3,627,587
Kinetik Holdings, Inc.	65,772	2,695,994
Kodiak Gas Services, Inc.	26,215	722,223
		39,093,895
United States Natural Gas/Natural Gas Liquids Pipelines - 37.6%
Cheniere Energy, Inc.	243,959	38,494,290
DT Midstream, Inc.	113,472	7,611,702
Excelerate Energy, Inc.	20,896	372,158
Kinder Morgan, Inc.	2,025,161	39,470,388

	Shares	Value
National Fuel Gas Company	173,975	$9,944,411
New Fortress Energy, Inc.	123,898	3,140,814
ONEOK, Inc.	511,473	41,429,313
Targa Resources Corp.	202,948	23,994,542
The Williams Companies, Inc.	1,086,372	45,095,302
		209,552,920
TOTAL COMMON STOCKS (Cost $411,208,391)		464,892,883
	Units
MASTER LIMITED PARTNERSHIPS - 16.4%
United States Crude Oil Pipelines - 2.0%
Delek Logistics Partners LP	10,203	404,243
Genesis Energy L.P.	130,363	1,632,144
Plains All American Pipeline L.P.	533,178	9,069,358
		11,105,745
United States Natural Gas Gathering/Processing - 1.8%
USA Compression Partners LP	69,015	1,690,868
Western Midstream Partners LP	222,047	8,286,794
		9,977,662
United States Natural Gas/Natural Gas Liquids Pipelines - 8.2%
Cheniere Energy Partners L.P.	44,268	2,132,389
Energy Transfer LP	1,397,058	21,891,899
Enterprise Products Partners L.P.	755,908	21,543,378
		45,567,666
United States Refined Product Pipelines - 4.4%
CrossAmerica Partners LP	21,327	432,298
Global Partners LP	32,222	1,557,289
MPLX LP	410,054	16,680,997
Sunoco LP	117,973	6,016,623
		24,687,207
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $63,412,375)		91,338,280
The accompanying notes are an integral part of these financial statements.

1

Tortoise North American Pipeline Fund
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
Invesco Government & Agency Portfolio - Class Institutional, 5.24%(a)	5,457,163	$5,457,163
TOTAL SHORT-TERM INVESTMENTS (Cost $5,457,163)		5,457,163
TOTAL INVESTMENTS - 100.7%
(Cost $480,077,929)		$561,688,326
Liabilities in Excess of Other Assets - (0.7)%		(3,644,795)
TOTAL NET ASSETS - 100.0%		$558,043,531

Percentages are stated as a percent of net assets.
(a)
The rate shown represents the 7-day effective yield as of
May 31, 2024.
The accompanying notes are an integral part of these financial statements.

2

Ecofin Global Water ESG Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Canada Water Infrastructure - 3.3%
Stantec, Inc.	22,360	$1,804,615
France Water Infrastructure - 4.0%
Veolia Environnement SA	65,732	2,189,593
Hong Kong Water Equipment/Services - 0.2%
China Lesso Group Holdings Ltd.	195,000	89,516
Hong Kong Water Infrastructure - 0.0%(a)
CT Environmental Group Limited(b)(c)	113,060	0
Japan Water Equipment/Services - 4.0%
Kitz Corp.	16,800	119,859
Kurita Water Industries Ltd.	21,000	897,339
Lixil Corp.	56,300	617,540
Rinnai Corp.	22,700	544,026
		2,178,764
Japan Water Infrastructure - 0.6%
METAWATER Co, Ltd.	4,400	55,341
Organo Corp.	5,100	285,702
		341,043
Switzerland Water Equipment/Services - 9.3%
Ferguson PLC	19,268	3,903,785
Georg Fischer AG	16,078	1,161,728
		5,065,513
Switzerland Water Management - 5.3%
Geberit AG	4,687	2,858,896
United Kingdom Water Equipment/Services - 4.4%
Genuit Group PLC	48,844	280,387
Pentair PLC	26,272	2,138,015
		2,418,402
United Kingdom Water Infrastructure - 7.0%
Pennon Group PLC	56,069	444,391
Severn Trent PLC	53,825	1,636,464
United Utilities Group PLC	133,669	1,730,520
		3,811,375
United States Equipment/Services - 23.1%
Advanced Drainage Systems, Inc.	12,731	2,208,701
Aris Water Solutions, Inc.	4,905	75,390

	Shares	Value
Energy Recovery Inc.(c)	11,079	$149,567
Franklin Electric Co., Inc.	7,776	773,556
IDEX Corporation	8,773	1,830,399
Select Water Solutions, Inc.	15,889	173,667
Veralto Corp.	30,748	3,031,138
Xylem, Inc.	30,866	4,352,723
		12,595,141
United States Water Infrastructure - 5.1%
Mueller Water Products, Inc.	30,615	568,214
Tetra Tech, Inc.	10,481	2,195,665
		2,763,879
United States Water Management - 9.8%
A.O. Smith Corporation	24,078	2,013,884
Badger Meter, Inc.	5,753	1,110,099
Lindsay Corporation	2,162	248,241
Watts Water Technologies, Inc.	5,365	1,068,332
Zurn Elkay Water Solutions Corp.	27,647	865,628
		5,306,184
United States Water Treatment - 7.4%
Ecolab Inc.	17,446	4,050,961
United States Water Utilities - 15.6%
American Water Works Co., Inc.	27,300	3,570,021
California Water Service Group	11,313	564,406
Core & Main, Inc. - Class A(c)	33,438	1,924,691
Essential Utilities, Inc.	49,288	1,859,636
Montrose Environmental Group, Inc.(c)	5,444	255,923
SJW Group	5,696	311,628
		8,486,305
TOTAL COMMON STOCKS (Cost $46,208,073)		53,960,187

The accompanying notes are an integral part of these financial statements.

3

Ecofin Global Water ESG Fund
Schedule of Investments
as of May 31, 2024 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 5.24%(d)	262,360	$262,360
TOTAL SHORT-TERM INVESTMENTS (Cost $262,360)		262,360
TOTAL INVESTMENTS - 99.6% (Cost $46,470,433)		$54,222,547
Other Assets in Excess of Liabilities - 0.4%		214,154
TOTAL NET ASSETS - 100.0%		$54,436,701

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Represents less than 0.05% of net assets.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2024.

(c)	Non-income producing security.
(d)	The rate shown represents the 7-day effective yield as of May 31, 2024.
The accompanying notes are an integral part of these financial statements.

4

Statements of Assets & Liabilities
May 31, 2024 (Unaudited)

	Tortoise North American Pipeline Fund	Ecofin Global Water ESG Fund
Assets:
Investments, at fair value (cost $480,077,929, and $46,470,433, respectively)	$561,688,326	$54,222,547
Foreign Cash (cost $478)	483	—
Dividends & interest receivable	939,296	227,535
Total assets	562,628,105	54,450,082
Liabilities:
Payable for investment securities purchased	4,403,521	—
Payable to Adviser	181,053	13,381
Total liabilities	4,584,574	13,381
Net Assets	$558,043,531	$54,436,701
Net Assets Consist of:
Capital Stock	$478,043,993	$50,855,016
Total distributable earnings	79,999,538	3,581,685
Net Assets	$558,043,531	$54,436,701
Net assets	$ 558,043,531	$ 54,436,701
Shares issued and outstanding(1)	19,550,000	1,150,000
Net asset value, redemption price and offering price per share	$28.54	$47.34

(1)	Unlimited shares authorized.
See accompanying Notes to Financial Statements.

5

Statements of Operations
For the Six Months Ended May 31, 2024 (Unaudited)

	Tortoise North American Pipeline Fund	Ecofin Global Water ESG Fund
Investment Income:
Dividend income	$9,561,700	$545,739
Less: foreign taxes withheld	(610,475)	(31,272)
Net dividends and distributions from investments	8,951,225	514,467
Interest Income	55,945	3,005
Total investment income	9,007,170	517,472
Expenses:
Advisory fees (See Note 5)	1,001,089	103,155
Total expenses	1,001,089	103,155
Net Investment Income	8,006,081	414,317
Realized and Unrealized Gain on Investments and Translations of Foreign Currency:
Net realized gain on investments, including foreign currency gain	27,319,370	438,091
Net change in unrealized appreciation of investments and translations of foreign currency	19,576,465	6,459,892
Net Realized and Unrealized Gain on Investments and Translations of Foreign Currency:	46,895,835	6,897,983
Net Increase in Net Assets Resulting from Operations	$ 54,901,916	$ 7,312,300

See accompanying Notes to Financial Statements.

6

Statements of Changes in Net Assets

	Tortoise North American Pipeline Fund		Ecofin Global Water ESG Fund
	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30, 2023	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30, 2023
Operations
Net investment income	$8,006,081	$14,517,323	$414,317	$812,577
Net realized gain on investments, including foreign currency gain (loss)	27,319,370	55,002,763	438,091	1,010,264
Net change in unrealized appreciation (depreciation) of investments and translations of foreign currency	19,576,465	(54,222,554)	6,459,892	3,058,465
Net increase in net assets resulting from operations	54,901,916	15,297,532	7,312,300	4,881,306
Capital Share Transactions
Proceeds from shares sold	90,037,535	152,730,499	6,752,695	—
Payments for shares redeemed	(106,465,725)	(170,866,090)	(6,737,755)	(17,487,715)
Net increase (decrease) in net assets resulting from capital share transactions	(16,428,190)	(18,135,591)	14,940	(17,487,715)
Distributions to Shareholders
From distributable earnings	(6,938,215)	(17,271,051)	(304,224)	(1,016,406)
From tax return of capital	(4,999,220)	(8,411,109)	—	—
Total distributions to shareholders	(11,937,435)	(25,682,160)	(304,224)	(1,016,406)
Total Increase (Decrease) in Net Assets	26,536,291	(28,520,219)	7,023,016	(13,622,815)
Net Assets
Beginning of period	531,507,240	560,027,459	47,413,685	61,036,500
End of period	$558,043,531	$531,507,240	$ 54,436,701	$47,413,685
Transactions in Shares
Shares sold	3,300,000	6,000,000	150,000	—
Shares redeemed	(4,050,000)	(6,900,000)	(150,000)	(450,000)
Net decrease	(750,000)	(900,000)	—	(450,000)

See accompanying Notes to Financial Statements.

7

Tortoise North American Pipeline Fund
FINANCIAL HIGHLIGHTS

	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30,
		2023	2022	2021	2020	2019
Per Common Share Data(1)
Net asset value, beginning of period	$26.18	$26.42	$21.63	$17.50	$22.18	$21.99
Investment operations:
Net investment income(2)	0.40	0.65	0.62	0.43	0.48	0.62
Net realized and unrealized gain (loss) on investments and translations of foreign currency(2)	2.59	0.34	5.28	4.74	(4.12)	0.55
Total from investment operations	2.99	0.99	5.90	5.17	(3.64)	1.17
Less distributions from:
Net investment income	(0.37)	(0.77)	(0.51)	(0.46)	(0.42)	(0.45)
Net realized gains	—	(0.06)	—	—	—	—
Return of capital	(0.26)	(0.40)	(0.60)	(0.58)	(0.62)	(0.53)
Total distributions	(0.63)	(1.23)	(1.11)	(1.04)	(1.04)	(0.98)
Net asset value, end of period	$28.54	$26.18	$26.42	$21.63	$17.50	$22.18
Total Return(3)	11.61%	4.21%	27.89%	30.10%	(15.74)%	5.22%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$558,044	$531,507	$560,027	$421,715	$359,713	$413,585
Ratios to average net assets:
Expenses(4)	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income(4)	3.20%	2.84%	2.27%	2.20%	2.34%	2.01%
Portfolio turnover rate(3)	3%	19%	12%	17%	28%	13%

(1)	For a Fund share outstanding for the entire period.
(2)
The per common share data for the years ended November 30, 2023, 2022, 2021, 2020, and 2019 does not reflect the change in estimate of investment income and return of capital. See Note 2 to the financial statements for further disclosure.

(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
See accompanying Notes to Financial Statements

8

Ecofin Global Water ESG Fund
FINANCIAL HIGHLIGHTS

	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30,
		2023	2022	2021	2020	2019
Per Common Share Data(1)
Net asset value, beginning of period	$41.23	$38.15	$47.75	$38.05	$33.06	$27.27
Investment operations:
Net investment income	0.36	0.68	0.59	0.77	0.57	0.56
Net realized and unrealized gain (loss) on investments and translations of foreign currency	6.01	3.14	(9.44)	9.42	4.88	5.76
Total from investment operations	6.37	3.82	(8.85)	10.19	5.45	6.32
Less distributions from:
Net investment income	(0.26)	(0.74)	(0.75)	(0.49)	(0.46)	(0.53)
Net realized gains	—	—	—	—	—	—
Total distributions	(0.26)	(0.74)	(0.75)	(0.49)	(0.46)	(0.53)
Net asset value, end of period	$47.34	$41.23	$38.15	$47.75	$38.05	$33.06
Total Return(2)	15.50%	10.13%	(18.73)%	26.98%	16.80%	23.42%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$54,437	$47,414	$61,037	$64,468	$20,927	$14,875
Ratios to average net assets:
Expenses(3)	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income(3)	1.61%	1.63%	1.52%	2.22%	1.74%	2.01%
Portfolio turnover rate(2)	7%	19%	26%	21%	19%	16%

(1)	For a Fund share outstanding for the entire period.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
See accompanying Notes to Financial Statements

9

Tortoise Funds
Notes to Financial Statements
May 31, 2024 (Unaudited)
1. Organization
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Tortoise North American Pipeline Fund (the “North American Pipeline Fund”) and the Ecofin Global Water ESG Fund (the “Global Water ESG Fund”) (or collectively, “the Funds”) are each a non-diversified series with their own investment objectives and policies within the Trust. The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, Financial Services Investment Companies.
The investment objective of the North American Pipeline Fund seeks investment results that correspond generally to the price and distribution rate (total return) performance of the Tortoise North American Pipeline IndexSM (the “North American Pipeline Index”). The North American Pipeline Fund commenced operations on June 29, 2015.
The investment objective of the Global Water ESG Fund seeks investment results that correspond (before fees and expenses) generally to the price and distribution rate (total return) performance of the Ecofin Global Water ESG IndexSM (the “Water Index”). The Global Water ESG Fund commenced operations on February 14, 2017.
Shares of the North American Pipeline Fund and Global Water ESG Fund are listed and traded on the NYSE Arca, Inc. (the “NYSE”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe, with cash included to balance to the Creation Unit total. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e. creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The standard fixed creation transaction fee for each Fund is $500, which is payable by the Advisor. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by the Funds are displayed in the capital shares transaction section of the Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
2. Significant Accounting Policies
The Funds are investment companies and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Foreign Currency Translation – The books and records relating to the Funds’ non-U.S. dollar denominated investments are maintained in U.S. dollars on the following bases: (1) market value of investment securities, assets, and

10

Tortoise Funds
Notes to Financial Statements
May 31, 2024 (Unaudited) (Continued)
liabilities are translated at the current rate of exchange; and (2) purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Funds report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
Federal Income Taxes – The Funds intend to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of May 31, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2024 the Funds did not incur any interest or penalties. Each of the tax years in the four-year period ended November 30, 2023 remain subject to examination by taxing authorities for the North American Pipeline Fund and Global Water ESG Fund.
Securities Transactions, Income and Distributions – Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on a specific identified cost basis. Interest income is recognized on an accrual basis, including amortization of premiums and accretion of discounts. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Distributions received from the Funds’ investments generally are comprised of ordinary income and return of capital. The Funds allocate distributions between investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on information provided by each portfolio company and other industry sources. These estimates may subsequently be revised based on actual allocations received from the portfolio companies after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds.
During the period ended May 31, 2024, the North American Pipeline Fund reallocated the amount of return of capital recognized based on the 2023 tax reporting information received. The impact of this adjustment is a decrease to return of capital on distributions of approximately $407,138.
The North American Pipeline Fund will make distributions of net investment income, if any, quarterly. The Global Water ESG Fund will make distributions of net investment income, if any, semiannually. The Funds will also distribute net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. These differences are primarily due to redemptions in kind, return of capital distributions and book/tax differences from underlying investments.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Share Valuation – The NAV per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The North American Pipeline Fund’s shares and Ecofin Global Water ESG Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Funds are equal to the Funds’ net asset value per share.

11

Tortoise Funds
Notes to Financial Statements
May 31, 2024 (Unaudited) (Continued)
Indemnifications – Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred and may not occur. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Cash and Cash Equivalents – Cash and cash equivalents include short-term, liquid investments with an original maturity of three months or less and include money market fund accounts.
Illiquid Securities – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Board of Trustees (the “Board”) as reflecting fair value. The Funds will not hold more than 15% of the value of its net assets in illiquid securities. At May 31, 2024, the Global Water ESG Fund had investments in illiquid securities with a total value of $0 or 0.0% of total net assets. At May 31, 2024, the North American Pipeline Fund did not hold any illiquid securities.

Security	Shares	Date Acquired	Cost Basis
CT Environmental Group Limited	113,060	6/2018	$ —

3. Securities Valuation
The Funds have adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
Quoted prices in active markets for identical assets or liabilities.
Level 2 –
Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.
Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.
Common stock (including MLPs) – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily on the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Tortoise Index Solutions, LLC (the “Adviser”) as their “Valuation Designee” to perform all of

12

Tortoise Funds
Notes to Financial Statements
May 31, 2024 (Unaudited) (Continued)
the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table is a summary of the inputs used to value each Fund’s securities by level within the fair value hierarchy as of May 31, 2024:
North American Pipeline Fund

	Level 1	Level 2	Level 3	Total
Common stock	$ 464,892,883	$ —	$ —	$ 464,892,883
Master limited partnerships	91,338,280	—	—	91,338,280
Short-term investment	5,457,163	—	—	5,457,163
Total investments in securities	$ 561,688,326	$—	$—	$ 561,688,326

Global Water ESG Fund

	Level 1	Level 2	Level 3	Total
Common stock	$53,960,187	$ —	$ —	$53,960,187
Short-term investment	262,360	—	—	262,360
Total investments in securities	$ 54,222,547	$—	$—	$ 54,222,547

Refer to each Fund’s Schedule of Investments for additional industry information.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Global Water ESG Fund	Investments in Securities
Balance as of 11/30/2023	$ —
Accrued discounts/ premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers into and/or out of Level 3	—
Balance as of 5/31/2024	$—
Net unrealized depreciation of Level 3 Securities during the period as of May 31, 2024	$(15,150)

4. Concentration Risk and General Risk
Because the North American Pipeline Fund’s assets are concentrated in the energy pipeline industry and the Global Water ESG Fund’s assets are concentrated in the water industry, the Funds are subject to loss due to adverse occurrences that may affect those industries. Funds that primarily invest in a particular industry may experience greater volatility than funds investing in a broad range of industries.
5. Investment Advisory Fee and Other Transactions with Affiliates
The Trust has an agreement with Tortoise Index Solutions, L.L.C. (the “Adviser”) to furnish investment advisory services to the Funds. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.40% of each Fund’s average daily net assets. The Adviser bears the cost of all advisor and non-advisory services required to operate each Fund.

13

Tortoise Funds
Notes to Financial Statements
May 31, 2024 (Unaudited) (Continued)
The Adviser has engaged Exchange Traded Concepts, LLC (the “Sub-Adviser”) as the Sub-Adviser to the Funds. Subject to the supervision of the Adviser, the Sub-Adviser is primarily responsible for the day-to-day management of the Funds’ portfolio, including purchase, retention and sale of securities. Fees associated with these services are paid to the Sub-Adviser by the Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Funds’ Administrator, Transfer Agent and Fund Accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees and monitors the activities of the Funds’ custodian, transfer agent and accountants. The officers of the Trust including the Chief Compliance Officer are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums.
6. Investment Transactions
The aggregate purchases and sales, excluding U.S. government securities, short-term investments and in-kind transactions, by each Fund for the period ended May 31, 2024, were as follows:

	Purchases	Sales
North American Pipeline Fund	$17,742,706	$23,083,892
Global Water ESG Fund	3,772,302	6,781,021

During the period ended May 31, 2024, in-kind transactions associated with creation and redemptions were as follows:

	Purchases	Sales
North American Pipeline Fund	$89,552,075	$100,485,019
Global Water ESG Fund	6,687,250	3,738,650

During the period ended May 31, 2024, net capital gains resulting from in-kind redemptions were as follows:

North American Pipeline Fund	$28,932,601
Global Water ESG Fund	1,133,065

7. Federal Tax Information
As of November 30, 2023, the Funds’ most recently completed fiscal year end, the cost basis of investments for federal income tax purposes and the components of accumulated losses on a tax basis were as follows:

	North American Pipeline Fund	Global Water ESG Fund
Cost of investments	$478,788,713	$46,765,417
Gross unrealized appreciation	82,703,868	4,934,516
Gross unrealized depreciation	(45,668,811)	(4,476,155)
Net unrealized appreciation (depreciation)	37,035,057	458,361
Undistributed ordinary income	—	258,629
Undistributed long-term capital gain	—	—
Total distributable earnings	—	258,629
Other accumulated losses	—	(4,143,381)
Total accumulated gain (loss)	$37,035,057	$(3,426,391)

14

Tortoise Funds
Notes to Financial Statements
May 31, 2024 (Unaudited) (Continued)
The difference between book and tax-basis cost is attributable primarily to wash sales and master limited partnership (“MLP”) adjustments.
As of November 30, 2023, the Global Water ESG Fund had a short-term capital loss carryforward of $1,251,121 and a long-term capital loss carryforward of $2,892,260 which may be carried forward for an unlimited period under the Regulated Investment Company Modernization Act of 2010. To the extent Funds realize future net capital gains, those gains will be offset by any unused capital loss carryforwards. Capital loss carryforwards will retain their character as either short-term or long-term capital losses. Thus, such losses must be used first to offset gains of the same character; for example, long-term loss carryforwards will first offset long-term gains, before they can be used to offset short-term gains. The capital gains and losses have been estimated based on information currently available and are subject to revision upon receipt of the 2023 tax reporting information from the individual MLPs. As of November 30, 2023, the Tortoise North American Pipeline Fund utilized $4,195,627 of capital loss carryforwards in the current year.
In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending November 30 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into its next fiscal year qualified late year ordinary losses. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of its fiscal year, November 30, 2023. The Funds did not defer any late year ordinary losses for the taxable year ended November 30, 2023.
During the period ended May 31, 2024, the Funds paid the following distributions to shareholders:

	North American Pipeline Fund	Global Water ESG Fund
Ordinary income*	$6,938,215	$304,224
Long-term capital gains**	—	—
Return of capital	4,999,220	—
Total distributions	$11,937,435	$304,224

During the year ended November 30, 2023, the Funds paid the following distributions to shareholders:

	North American Pipeline Fund	Global Water ESG Fund
Ordinary income*	$15,996,596	$1,016,406
Long-term capital gains**	1,274,455	—
Return of capital	8,411,109	—
Total distributions	$25,682,160	$1,016,406

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
**	The Fund designates as long-term capital gain distributions, pursuant to Internal Revenue Code Section 852(b)(3)(c).
8. Subsequent Events
On June 27, 2024, the North American Pipeline Fund paid an income distribution to shareholders in the amount of $6,396,760, or $0.32720000 per share.
On June 27, 2024, the Global Water ESG Fund paid an income distribution to shareholders in the amount of $350,000, or $0.30434783 per share.
Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

15

APPROVAL OF INVESTMENT ADVISORY AGREEMENT — Tortoise Index Solutions, LLC (Unaudited)
At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 21-22, 2024, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the renewal of the investment advisory agreement between the Trust and Tortoise Index Solutions, LLC (“TIS” or the “Adviser”) (the “Investment Advisory Agreement”), regarding the Ecofin Global Water ESG Fund and Tortoise North American Pipeline Fund (each a “Fund” or collectively, the “Funds”), for an another annual term.
Prior to this meeting and at a meeting held on January 4, 2024, the Trustees received and considered information from TIS and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum and advice from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.
In determining whether to approve the continuance of the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to each Fund: (1) the nature, extent, and quality of the services provided by TIS with respect to the Fund; (2) the Fund’s historical performance; (3) the costs of the services provided by TIS and the profits realized by TIS from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to TIS and its affiliates resulting from services rendered to the Fund. The Trustees also weighed to varying degrees the importance of the information provided to them, did not identify any particular information that was all-important or controlling, and considered the information and made its determinations for each Fund separately and independently of the other Fund.
Based upon the information provided to the Board throughout the course of the year, including a presentation to the Board by representatives of TIS, and the Support Materials, the Board concluded that the overall arrangements between the Trust and TIS set forth in the Investment Advisory Agreement continue to be fair and reasonable in light of the services that TIS performs, the investment advisory fees that it receives for such services, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.
Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that TIS provides under the Investment Advisory Agreement with respect to each Fund, noting that such services include, but are not limited to, the following: (1) providing for, and supervising through the use of a sub-adviser, the general management and investment of the Fund’s investment portfolio; (2) determining, or where applicable overseeing the determination by a sub-adviser, the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions; (3) voting proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that TIS effects on behalf of the Fund; (5) selecting, or overseeing the selection by a sub-adviser of, broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees reviewed TIS’ financial statements, assets under management, capitalization and the assets under management of other affiliated investment advisers in the TortoiseEcofin family of advisers. The Trustees concluded that TIS has sufficient resources to support the management of the Funds. The Trustees noted that TIS had been managing the underlying indices that the Funds track as their principal investment strategies. The Trustees concluded that they were satisfied with the nature, extent, and quality of services that TIS provides to the Funds under the Investment Advisory Agreement.
Fund Historical Performance and the Overall Performance of TIS. In assessing the quality of the portfolio management delivered by TIS, the Trustees reviewed the short-term and longer-term performance of each Fund on both an absolute basis and in comparison to an appropriate benchmark index, each Fund’s Morningstar category

16

APPROVAL OF INVESTMENT ADVISORY AGREEMENT — Tortoise Index Solutions, LLC (Unaudited) (Continued)
(“Category”) as well as a smaller sub-set of peer funds (“Cohort”), and the index tracked by each Fund (“Reference Index”). When reviewing each Fund’s performance against its respective Category and Cohort, the Trustees took into account that the investment objective and strategies of each Fund, as well as the Fund’s level of risk tolerance, may differ significantly from funds in its Category and Cohort.
•
Tortoise North American Pipeline Fund. The Trustees noted that the Fund had underperformed the Category and Cohort averages for all periods presented, except that it had outperformed its Category average over the five-year period ended September 30, 2023. The Trustees also noted that the Fund had outperformed its benchmark index over the three-year period ended September 30, 2023, while underperforming this index over all other periods presented, and that the Fund’s performance had closely tracked the Reference Index over all periods presented. The Trustees noted that the Fund’s performance included performance of a predecessor fund that was reorganized into the Fund.

•
Ecofin Global Water ESG Fund. The Trustees noted that the Fund had outperformed its Category and Cohort averages over the year-to-date period, and its Category average over the one-year and five-year periods, in each case as of September 30, 2023. The Fund underperformed the Category and Cohort averages for all other periods reported. The Trustees also noted that while the Fund had underperformed its benchmark over all periods presented, the Fund’s performance had closely tracked the Reference Index over all periods presented.

Cost of Advisory Services and Profitability. The Trustees considered the management fees that each Fund pays to TIS under the Investment Advisory Agreement, as well as TIS’ profitability from services that TIS and its affiliates rendered to each Fund during the one-year period ended September 30, 2023. The Trustees noted that each Fund was proposing to continue to utilize a unitary fee structure and that there would be no fees charged to either Fund beyond the management fee. The Trustees considered the profitability of TIS’ service relationship with the Tortoise North American Pipeline Fund and noted that the relationship with the Ecofin Global Water ESG Fund had not been profitable.
Comparative Fee and Expense Data. The Trustees considered a comparative analysis of contractual expenses borne by each Fund and those of funds in the same Category and Cohort as of September 30, 2023.
•	Tortoise North American Pipeline Fund. The Trustees noted the Fund’s management fee and total expenses were each below the Category and Cohort averages.
•	Ecofin Global Water ESG Fund. The Trustees noted the Fund’s management fee and total expenses were each at or below the Category and Cohort averages.
While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that TIS’ advisory fee with respect to each Fund continues to be reasonable.
Economies of Scale. The Trustees considered whether the Funds may benefit from any economies of scale, noting that the investment advisory fees for the Funds do not contain breakpoints. The Trustees took into account the fact that the unitary management fee for each Fund was in the 1st quartile of its Category. The Trustees concluded that it is not necessary to consider the implementation of fee breakpoints at this time, but committed to revisit this issue in the future as circumstances change and asset levels increase.
Other Benefits. The Trustees considered the direct and indirect benefits that are realized by TIS and its affiliates from its relationship with the Funds. The Trustees noted TIS does not utilize soft dollar arrangements with respect to portfolio transactions and that TIS does not use affiliated brokers to execute any Fund portfolio transactions. The Trustees considered that TIS may receive some form of reputational benefit from services rendered to the Funds but that such benefits are immaterial and cannot be quantified. The Trustees concluded that TIS does not receive additional material financial benefits from services rendered to the Funds.

17

Additional Information (Unaudited)
Availability of Fund Portfolio Information
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Funds’ Part F of Form N-PORT may also be obtained by calling toll-free 1-844-TR-INDEX or 1-844-874-6339.
Availability of Proxy Voting Information
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-844-TR-INDEX or 1-844-874-6339. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-844-TR-INDEX or 1-844-874-6339, or (2) on the SEC’s website at www.sec.gov.
Frequency Distribution of Premiums and Discounts
Information regarding how often shares of the Fund trades on the Exchange at a price about (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, free of charge, on the Fund’s website at etp.tortoiseecofin.com.

18

Contacts
Board of Trustees
David Massart
Leonard Rush, CPA
David Swanson
Robert Kern
Investment Adviser
Tortoise Index Solutions, L.L.C.
d/b/a TIS Advisors
6363 College Boulevard, Suite 100A
Overland Park, KS 66211
Independent Registered Public Accounting Firm
Ernst & Young LLP
700 Nicollet Mall, Suite 500
Minneapolis, MN 55402
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212
Fund Counsel
Stradley Ronon Stevens & Young LLP
2005 Market Street
Suite 2600
Philadelphia, PA 19103
844-TR-INDEX
(844-874-6339)
This report must be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-844-TR-INDEX or 1-844-874-6339.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date	8/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date	8/6/2024

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date	8/6/2024

* Print the name and title of each signing officer under his or her signature.